Income Taxes - Income from Continuing Operations Before Income Tax (Expense) Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of income (loss) from continuing operations before income tax (expense) benefit
Domestic operations	$ 9,882	$ 17,714	$ 7,565
Foreign operations	9,823	7,441	(1,395)
Income from continuing operations before income taxes	$ 19,705	$ 25,155	$ 6,170